Share-Based Compensation (Assumptions Used In Share-Based Compensation) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-Based Compensation [Abstract]
Expected life in years	6 years	6 years
Expected volatility	50.00%	50.00%
Risk-free interest rate, Minimum	1.63%	0.83%
Risk-free interest rate, Maximum	1.63%	1.40%
Weighted average interest rate	1.63%	1.07%